UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.106

AAM20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,546,379	$ 14,566,894
Fidelity Consumer Discretionary Central Fund (d)	577,119	104,666,377
Fidelity Consumer Staples Central Fund (d)	435,750	77,358,784
Fidelity Energy Central Fund (d)	625,993	82,900,225
Fidelity Financials Central Fund (d)	2,175,601	150,856,173
Fidelity Health Care Central Fund (d)	546,726	106,250,783
Fidelity Industrials Central Fund (d)	521,748	94,551,176
Fidelity Information Technology Central Fund (d)	744,833	148,244,014
Fidelity International Equity Central Fund (d)	2,980,035	210,181,852
Fidelity Materials Central Fund (d)	163,740	31,128,575
Fidelity Telecom Services Central Fund (d)	155,450	23,555,273
Fidelity Utilities Central Fund (d)	253,518	32,179,008
TOTAL EQUITY CENTRAL FUNDS (Cost $861,845,183)		1,076,439,134
Fixed-Income Central Funds - 56.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	2,473,632	25,255,783
Fidelity Floating Rate Central Fund (d)	1,379,791	146,106,121
Fidelity High Income Central Fund 1 (d)	1,010,125	101,911,461
TOTAL HIGH YIELD FIXED-INCOME FUNDS		273,273,365
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	1,400,615	136,601,990
Fidelity Tactical Income Central Fund (d)	22,543,217	2,374,477,048
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,511,079,038
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,673,654,607)		2,784,352,403
Money Market Central Funds - 21.1%

Fidelity Cash Central Fund, 0.13% (b)	289,084,364	289,084,364
Fidelity Money Market Central Fund, 0.27% (b)	743,331,538	743,331,538
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,032,415,902)		1,032,415,902
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $4,039,981)	$ 4,040,000	$ 4,039,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,571,955,673)	4,897,247,434
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,260,188)
NET ASSETS - 100%	$ 4,895,987,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
422 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 33,745,230	$ (98,748)
232 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	19,020,520	(412,241)
TOTAL EQUITY INDEX CONTRACTS		$ 52,765,750	$ (510,989)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,639,997.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506,688
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	853,947
Fidelity Consumer Staples Central Fund	1,516,185
Fidelity Emerging Markets Debt Central Fund	1,199,821
Fidelity Emerging Markets Equity Central Fund	673,377
Fidelity Energy Central Fund	1,068,074
Fidelity Financials Central Fund	2,409,077
Fidelity Floating Rate Central Fund	7,528,876
Fidelity Health Care Central Fund	796,904
Fidelity High Income Central Fund 1	5,861,363
Fidelity Industrials Central Fund	1,242,705
Fidelity Information Technology Central Fund	701,762
Fidelity International Equity Central Fund	2,659,470
Fidelity Materials Central Fund	428,526
Fidelity Money Market Central Fund	1,747,902
Fidelity Tactical Income Central Fund	36,580,981
Fidelity Telecom Services Central Fund	525,863
Fidelity Utilities Central Fund	718,181
Total	$ 67,042,423
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 3,033,770	$ 53,518,599	$ 14,566,894	4.1%
Fidelity Consumer Discretionary Central Fund	67,573,452	25,986,286	6,366,862	104,666,377	8.7%
Fidelity Consumer Staples Central Fund	60,258,579	20,007,320	10,635,264	77,358,784	8.0%
Fidelity Emerging Markets Debt Central Fund	25,187,911	3,283,162	1,151,481	25,255,783	29.1%
Fidelity Emerging Markets Equity Central Fund	-	100,710,523	100,675,136	-	0.0%
Fidelity Energy Central Fund	63,919,995	20,888,940	7,587,560	82,900,225	8.2%
Fidelity Financials Central Fund	104,990,249	36,550,691	14,939,668	150,856,173	8.6%
Fidelity Floating Rate Central Fund	236,383,820	22,054,143	115,722,230	146,106,121	10.9%
Fidelity Health Care Central Fund	75,718,455	24,081,625	11,439,071	106,250,783	8.3%
Fidelity High Income Central Fund 1	144,211,359	14,849,024	55,049,526	101,911,461	25.5%
Fidelity Industrials Central Fund	66,648,918	21,659,187	9,052,601	94,551,176	8.7%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	120,320,479	161,344,038	136,601,990	30.5%
Fidelity Information Technology Central Fund	116,619,970	33,848,734	9,280,395	148,244,014	8.4%
Fidelity International Equity Central Fund	68,870,933	144,247,081	8,701,267	210,181,852	9.0%
Fidelity Materials Central Fund	24,171,427	7,815,855	2,489,620	31,128,575	8.7%
Fidelity Tactical Income Central Fund	2,192,773,597	497,365,541	238,131,889	2,374,477,048	35.3%
Fidelity Telecom Services Central Fund	17,378,953	6,047,553	1,780,453	23,555,273	8.2%
Fidelity Utilities Central Fund	24,224,645	7,817,786	2,445,100	32,179,008	8.6%
Total	$ 3,548,385,028	$ 1,110,567,700	$ 810,310,760	$ 3,860,791,537
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,076,439,134	$ 1,076,439,134	$ -	$ -
Fixed-Income Central Funds	2,784,352,403	2,784,352,403	-	-
Money Market Central Funds	1,032,415,902	1,032,415,902	-	-
U.S. Treasury Obligations	4,039,995	-	4,039,995	-
Total Investments in Securities:	$ 4,897,247,434	$ 4,893,207,439	$ 4,039,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (510,989)	$ (510,989)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $4,571,987,419. Net unrealized appreciation aggregated $325,260,015, of which $354,872,083 related to appreciated investment securities and $29,612,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2013

1.803294.109

AMI-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,546,379	$ 14,566,894
Fidelity Consumer Discretionary Central Fund (d)	577,119	104,666,377
Fidelity Consumer Staples Central Fund (d)	435,750	77,358,784
Fidelity Energy Central Fund (d)	625,993	82,900,225
Fidelity Financials Central Fund (d)	2,175,601	150,856,173
Fidelity Health Care Central Fund (d)	546,726	106,250,783
Fidelity Industrials Central Fund (d)	521,748	94,551,176
Fidelity Information Technology Central Fund (d)	744,833	148,244,014
Fidelity International Equity Central Fund (d)	2,980,035	210,181,852
Fidelity Materials Central Fund (d)	163,740	31,128,575
Fidelity Telecom Services Central Fund (d)	155,450	23,555,273
Fidelity Utilities Central Fund (d)	253,518	32,179,008
TOTAL EQUITY CENTRAL FUNDS (Cost $861,845,183)		1,076,439,134
Fixed-Income Central Funds - 56.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	2,473,632	25,255,783
Fidelity Floating Rate Central Fund (d)	1,379,791	146,106,121
Fidelity High Income Central Fund 1 (d)	1,010,125	101,911,461
TOTAL HIGH YIELD FIXED-INCOME FUNDS		273,273,365
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	1,400,615	136,601,990
Fidelity Tactical Income Central Fund (d)	22,543,217	2,374,477,048
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,511,079,038
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,673,654,607)		2,784,352,403
Money Market Central Funds - 21.1%

Fidelity Cash Central Fund, 0.13% (b)	289,084,364	289,084,364
Fidelity Money Market Central Fund, 0.27% (b)	743,331,538	743,331,538
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,032,415,902)		1,032,415,902
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $4,039,981)	$ 4,040,000	$ 4,039,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,571,955,673)	4,897,247,434
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,260,188)
NET ASSETS - 100%	$ 4,895,987,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
422 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 33,745,230	$ (98,748)
232 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	19,020,520	(412,241)
TOTAL EQUITY INDEX CONTRACTS		$ 52,765,750	$ (510,989)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,639,997.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506,688
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	853,947
Fidelity Consumer Staples Central Fund	1,516,185
Fidelity Emerging Markets Debt Central Fund	1,199,821
Fidelity Emerging Markets Equity Central Fund	673,377
Fidelity Energy Central Fund	1,068,074
Fidelity Financials Central Fund	2,409,077
Fidelity Floating Rate Central Fund	7,528,876
Fidelity Health Care Central Fund	796,904
Fidelity High Income Central Fund 1	5,861,363
Fidelity Industrials Central Fund	1,242,705
Fidelity Information Technology Central Fund	701,762
Fidelity International Equity Central Fund	2,659,470
Fidelity Materials Central Fund	428,526
Fidelity Money Market Central Fund	1,747,902
Fidelity Tactical Income Central Fund	36,580,981
Fidelity Telecom Services Central Fund	525,863
Fidelity Utilities Central Fund	718,181
Total	$ 67,042,423
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 3,033,770	$ 53,518,599	$ 14,566,894	4.1%
Fidelity Consumer Discretionary Central Fund	67,573,452	25,986,286	6,366,862	104,666,377	8.7%
Fidelity Consumer Staples Central Fund	60,258,579	20,007,320	10,635,264	77,358,784	8.0%
Fidelity Emerging Markets Debt Central Fund	25,187,911	3,283,162	1,151,481	25,255,783	29.1%
Fidelity Emerging Markets Equity Central Fund	-	100,710,523	100,675,136	-	0.0%
Fidelity Energy Central Fund	63,919,995	20,888,940	7,587,560	82,900,225	8.2%
Fidelity Financials Central Fund	104,990,249	36,550,691	14,939,668	150,856,173	8.6%
Fidelity Floating Rate Central Fund	236,383,820	22,054,143	115,722,230	146,106,121	10.9%
Fidelity Health Care Central Fund	75,718,455	24,081,625	11,439,071	106,250,783	8.3%
Fidelity High Income Central Fund 1	144,211,359	14,849,024	55,049,526	101,911,461	25.5%
Fidelity Industrials Central Fund	66,648,918	21,659,187	9,052,601	94,551,176	8.7%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	120,320,479	161,344,038	136,601,990	30.5%
Fidelity Information Technology Central Fund	116,619,970	33,848,734	9,280,395	148,244,014	8.4%
Fidelity International Equity Central Fund	68,870,933	144,247,081	8,701,267	210,181,852	9.0%
Fidelity Materials Central Fund	24,171,427	7,815,855	2,489,620	31,128,575	8.7%
Fidelity Tactical Income Central Fund	2,192,773,597	497,365,541	238,131,889	2,374,477,048	35.3%
Fidelity Telecom Services Central Fund	17,378,953	6,047,553	1,780,453	23,555,273	8.2%
Fidelity Utilities Central Fund	24,224,645	7,817,786	2,445,100	32,179,008	8.6%
Total	$ 3,548,385,028	$ 1,110,567,700	$ 810,310,760	$ 3,860,791,537
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,076,439,134	$ 1,076,439,134	$ -	$ -
Fixed-Income Central Funds	2,784,352,403	2,784,352,403	-	-
Money Market Central Funds	1,032,415,902	1,032,415,902	-	-
U.S. Treasury Obligations	4,039,995	-	4,039,995	-
Total Investments in Securities:	$ 4,897,247,434	$ 4,893,207,439	$ 4,039,995	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (510,989)	$ (510,989)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $4,571,987,419. Net unrealized appreciation aggregated $325,260,015, of which $354,872,083 related to appreciated investment securities and $29,612,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.105

ATAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	172,290	$ 1,622,975
Fidelity Consumer Discretionary Central Fund (c)	95,865	17,386,098
Fidelity Consumer Staples Central Fund (c)	71,981	12,778,866
Fidelity Energy Central Fund (c)	100,138	13,261,330
Fidelity Financials Central Fund (c)	336,098	23,305,034
Fidelity Health Care Central Fund (c)	90,149	17,519,541
Fidelity Industrials Central Fund (c)	80,450	14,579,144
Fidelity Information Technology Central Fund (c)	120,771	24,036,968
Fidelity International Equity Central Fund (c)	576,911	40,689,523
Fidelity Materials Central Fund (c)	25,912	4,926,143
Fidelity Telecom Services Central Fund (c)	25,176	3,814,919
Fidelity Utilities Central Fund (c)	38,637	4,904,223
TOTAL EQUITY CENTRAL FUNDS (Cost $151,815,068)		178,824,764
Fixed-Income Central Funds - 56.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	267,955	2,735,825
Fidelity Floating Rate Central Fund (c)	155,064	16,419,731
Fidelity High Income Central Fund 1 (c)	112,139	11,313,719
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,469,275
Investment Grade Fixed-Income Funds - 51.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	158,504	15,458,857
Fidelity Tactical Income Central Fund (c)	2,530,304	266,516,886
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		281,975,743
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $306,986,067)		312,445,018
Money Market Central Funds - 10.8%

Fidelity Cash Central Fund, 0.13% (a)	37,277,256	37,277,256
Fidelity Money Market Central Fund, 0.27% (a)	22,403,629	22,403,629
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,680,885)		59,680,885
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (b) (Cost $369,998)	$ 370,000	$ 370,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $518,852,018)	551,320,667
NET OTHER ASSETS (LIABILITIES) - 0.0%	151,356
NET ASSETS - 100%	$ 551,472,023
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 2,718,810	$ (7,956)
19 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	1,557,715	(33,761)
TOTAL EQUITY INDEX CONTRACTS		$ 4,276,525	$ (41,717)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $370,000.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,507
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	119,014
Fidelity Consumer Staples Central Fund	209,810
Fidelity Emerging Markets Debt Central Fund	110,341
Fidelity Emerging Markets Equity Central Fund	110,342
Fidelity Energy Central Fund	146,442
Fidelity Financials Central Fund	333,875
Fidelity Floating Rate Central Fund	699,208
Fidelity Health Care Central Fund	111,891
Fidelity High Income Central Fund 1	546,093
Fidelity Industrials Central Fund	163,982
Fidelity Information Technology Central Fund	96,864
Fidelity International Equity Central Fund	569,421
Fidelity Materials Central Fund	56,753
Fidelity Money Market Central Fund	52,681
Fidelity Tactical Income Central Fund	3,471,147
Fidelity Telecom Services Central Fund	72,834
Fidelity Utilities Central Fund	92,954
Total	$ 7,015,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 1,086,618	$ 4,823,147	$ 1,622,975	0.5%
Fidelity Consumer Discretionary Central Fund	8,889,467	6,606,377	600,022	17,386,098	1.4%
Fidelity Consumer Staples Central Fund	7,734,006	4,647,154	569,185	12,778,866	1.3%
Fidelity Emerging Markets Debt Central Fund	2,061,118	940,159	47,286	2,735,825	3.2%
Fidelity Emerging Markets Equity Central Fund	1,754,450	11,131,404	12,585,596	-	0.0%
Fidelity Energy Central Fund	8,292,623	4,825,240	595,883	13,261,330	1.3%
Fidelity Financials Central Fund	13,532,981	7,856,789	1,389,615	23,305,034	1.3%
Fidelity Floating Rate Central Fund	19,764,972	6,488,450	10,108,165	16,419,731	1.2%
Fidelity Health Care Central Fund	9,936,447	5,824,431	733,950	17,519,541	1.4%
Fidelity High Income Central Fund 1	11,910,169	4,261,615	4,798,033	11,313,719	2.8%
Fidelity Industrials Central Fund	8,124,620	5,173,821	651,881	14,579,144	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	17,433,138	16,479,632	15,458,857	3.5%
Fidelity Information Technology Central Fund	14,993,183	8,899,668	881,453	24,036,968	1.4%
Fidelity International Equity Central Fund	15,666,174	25,316,188	1,419,227	40,689,523	1.7%
Fidelity Materials Central Fund	2,991,887	1,978,694	223,513	4,926,143	1.4%
Fidelity Tactical Income Central Fund	182,472,640	106,502,861	14,125,716	266,516,886	4.0%
Fidelity Telecom Services Central Fund	2,213,035	1,502,800	162,583	3,814,919	1.3%
Fidelity Utilities Central Fund	2,862,839	1,960,734	217,741	4,904,223	1.3%
Total	$ 334,786,921	$ 222,436,141	$ 70,412,628	$ 491,269,782
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 178,824,764	$ 178,824,764	$ -	$ -
Fixed-Income Central Funds	312,445,018	312,445,018	-	-
Money Market Central Funds	59,680,885	59,680,885	-	-
U.S. Treasury Obligations	370,000	-	370,000	-
Total Investments in Securities:	$ 551,320,667	$ 550,950,667	$ 370,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (41,717)	$ (41,717)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $518,857,178. Net unrealized appreciation aggregated $32,463,489, of which $36,292,585 related to appreciated investment securities and $3,829,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2013

1.849901.105

TAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	172,290	$ 1,622,975
Fidelity Consumer Discretionary Central Fund (c)	95,865	17,386,098
Fidelity Consumer Staples Central Fund (c)	71,981	12,778,866
Fidelity Energy Central Fund (c)	100,138	13,261,330
Fidelity Financials Central Fund (c)	336,098	23,305,034
Fidelity Health Care Central Fund (c)	90,149	17,519,541
Fidelity Industrials Central Fund (c)	80,450	14,579,144
Fidelity Information Technology Central Fund (c)	120,771	24,036,968
Fidelity International Equity Central Fund (c)	576,911	40,689,523
Fidelity Materials Central Fund (c)	25,912	4,926,143
Fidelity Telecom Services Central Fund (c)	25,176	3,814,919
Fidelity Utilities Central Fund (c)	38,637	4,904,223
TOTAL EQUITY CENTRAL FUNDS (Cost $151,815,068)		178,824,764
Fixed-Income Central Funds - 56.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	267,955	2,735,825
Fidelity Floating Rate Central Fund (c)	155,064	16,419,731
Fidelity High Income Central Fund 1 (c)	112,139	11,313,719
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,469,275
Investment Grade Fixed-Income Funds - 51.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(c)	158,504	15,458,857
Fidelity Tactical Income Central Fund (c)	2,530,304	266,516,886
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		281,975,743
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $306,986,067)		312,445,018
Money Market Central Funds - 10.8%

Fidelity Cash Central Fund, 0.13% (a)	37,277,256	37,277,256
Fidelity Money Market Central Fund, 0.27% (a)	22,403,629	22,403,629
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,680,885)		59,680,885
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (b) (Cost $369,998)	$ 370,000	$ 370,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $518,852,018)	551,320,667
NET OTHER ASSETS (LIABILITIES) - 0.0%	151,356
NET ASSETS - 100%	$ 551,472,023
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 2,718,810	$ (7,956)
19 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	1,557,715	(33,761)
TOTAL EQUITY INDEX CONTRACTS		$ 4,276,525	$ (41,717)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $370,000.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,507
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	119,014
Fidelity Consumer Staples Central Fund	209,810
Fidelity Emerging Markets Debt Central Fund	110,341
Fidelity Emerging Markets Equity Central Fund	110,342
Fidelity Energy Central Fund	146,442
Fidelity Financials Central Fund	333,875
Fidelity Floating Rate Central Fund	699,208
Fidelity Health Care Central Fund	111,891
Fidelity High Income Central Fund 1	546,093
Fidelity Industrials Central Fund	163,982
Fidelity Information Technology Central Fund	96,864
Fidelity International Equity Central Fund	569,421
Fidelity Materials Central Fund	56,753
Fidelity Money Market Central Fund	52,681
Fidelity Tactical Income Central Fund	3,471,147
Fidelity Telecom Services Central Fund	72,834
Fidelity Utilities Central Fund	92,954
Total	$ 7,015,120
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 1,086,618	$ 4,823,147	$ 1,622,975	0.5%
Fidelity Consumer Discretionary Central Fund	8,889,467	6,606,377	600,022	17,386,098	1.4%
Fidelity Consumer Staples Central Fund	7,734,006	4,647,154	569,185	12,778,866	1.3%
Fidelity Emerging Markets Debt Central Fund	2,061,118	940,159	47,286	2,735,825	3.2%
Fidelity Emerging Markets Equity Central Fund	1,754,450	11,131,404	12,585,596	-	0.0%
Fidelity Energy Central Fund	8,292,623	4,825,240	595,883	13,261,330	1.3%
Fidelity Financials Central Fund	13,532,981	7,856,789	1,389,615	23,305,034	1.3%
Fidelity Floating Rate Central Fund	19,764,972	6,488,450	10,108,165	16,419,731	1.2%
Fidelity Health Care Central Fund	9,936,447	5,824,431	733,950	17,519,541	1.4%
Fidelity High Income Central Fund 1	11,910,169	4,261,615	4,798,033	11,313,719	2.8%
Fidelity Industrials Central Fund	8,124,620	5,173,821	651,881	14,579,144	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	17,433,138	16,479,632	15,458,857	3.5%
Fidelity Information Technology Central Fund	14,993,183	8,899,668	881,453	24,036,968	1.4%
Fidelity International Equity Central Fund	15,666,174	25,316,188	1,419,227	40,689,523	1.7%
Fidelity Materials Central Fund	2,991,887	1,978,694	223,513	4,926,143	1.4%
Fidelity Tactical Income Central Fund	182,472,640	106,502,861	14,125,716	266,516,886	4.0%
Fidelity Telecom Services Central Fund	2,213,035	1,502,800	162,583	3,814,919	1.3%
Fidelity Utilities Central Fund	2,862,839	1,960,734	217,741	4,904,223	1.3%
Total	$ 334,786,921	$ 222,436,141	$ 70,412,628	$ 491,269,782
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 178,824,764	$ 178,824,764	$ -	$ -
Fixed-Income Central Funds	312,445,018	312,445,018	-	-
Money Market Central Funds	59,680,885	59,680,885	-	-
U.S. Treasury Obligations	370,000	-	370,000	-
Total Investments in Securities:	$ 551,320,667	$ 550,950,667	$ 370,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (41,717)	$ (41,717)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $518,857,178. Net unrealized appreciation aggregated $32,463,489, of which $36,292,585 related to appreciated investment securities and $3,829,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.105

AFAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	106,095	$ 19,241,414
Fidelity Consumer Staples Central Fund (d)	81,451	14,460,075
Fidelity Emerging Markets Equity Central Fund (d)	26,343	4,882,370
Fidelity Energy Central Fund (d)	113,673	15,053,661
Fidelity Financials Central Fund (d)	377,852	26,200,282
Fidelity Health Care Central Fund (d)	98,396	19,122,232
Fidelity Industrials Central Fund (d)	93,357	16,918,081
Fidelity Information Technology Central Fund (d)	134,127	26,695,310
Fidelity International Equity Central Fund (d)	629,612	44,406,541
Fidelity Materials Central Fund (d)	29,742	5,654,288
Fidelity Telecom Services Central Fund (d)	28,129	4,262,449
Fidelity Utilities Central Fund (d)	46,426	5,892,863
TOTAL EQUITY CENTRAL FUNDS (Cost $170,966,058)		202,789,566
Fixed-Income Central Funds - 51.5%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	230,607	2,354,500
Fidelity Floating Rate Central Fund (d)	134,357	14,227,029
Fidelity High Income Central Fund 1 (d)	97,470	9,833,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,415,320
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	138,470	13,504,994
Fidelity Tactical Income Central Fund (d)	1,969,674	207,465,772
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		220,970,766
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $244,104,517)		247,386,086
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.13% (b)	19,640,984	19,640,984
Fidelity Money Market Central Fund, 0.27% (b)	10,278,803	10,278,803
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $29,919,787)		29,919,787
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $419,997)	$ 420,000	$ 419,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $445,410,359)	480,515,438
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220,051)
NET ASSETS - 100%	$ 480,295,387
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 1,839,195	$ (5,382)
43 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	3,525,355	(76,407)
TOTAL EQUITY INDEX CONTRACTS		$ 5,364,550	$ (81,789)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,378
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	139,911
Fidelity Consumer Staples Central Fund	248,304
Fidelity Emerging Markets Debt Central Fund	99,208
Fidelity Emerging Markets Equity Central Fund	150,819
Fidelity Energy Central Fund	173,425
Fidelity Financials Central Fund	391,832
Fidelity Floating Rate Central Fund	636,693
Fidelity Health Care Central Fund	126,571
Fidelity High Income Central Fund 1	496,716
Fidelity Industrials Central Fund	198,865
Fidelity Information Technology Central Fund	113,580
Fidelity International Equity Central Fund	717,260
Fidelity Materials Central Fund	69,122
Fidelity Money Market Central Fund	24,170
Fidelity Tactical Income Central Fund	2,788,423
Fidelity Telecom Services Central Fund	85,407
Fidelity Utilities Central Fund	118,299
Total	$ 6,614,801
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 849,700	$ 5,709,334	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	10,923,452	6,138,262	760,274	19,241,414	1.6%
Fidelity Consumer Staples Central Fund	9,623,375	4,382,504	753,852	14,460,075	1.5%
Fidelity Emerging Markets Debt Central Fund	1,855,158	761,491	74,294	2,354,500	2.7%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,547,344	8,645,417	4,882,370	2.6%
Fidelity Energy Central Fund	10,278,035	4,563,244	705,923	15,053,661	1.5%
Fidelity Financials Central Fund	16,857,157	7,645,011	2,271,134	26,200,282	1.5%
Fidelity Floating Rate Central Fund	17,950,196	5,533,101	9,523,977	14,227,029	1.1%
Fidelity Health Care Central Fund	11,396,292	5,710,185	865,924	19,122,232	1.5%
Fidelity High Income Central Fund 1	10,696,625	3,599,036	4,431,795	9,833,791	2.5%
Fidelity Industrials Central Fund	10,640,894	4,639,627	769,255	16,918,081	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	15,034,909	14,675,552	13,504,994	3.0%
Fidelity Information Technology Central Fund	18,627,473	7,982,259	1,116,818	26,695,310	1.5%
Fidelity International Equity Central Fund	21,356,252	23,441,317	2,075,774	44,406,541	1.9%
Fidelity Materials Central Fund	3,858,716	1,820,921	265,910	5,654,288	1.6%
Fidelity Tactical Income Central Fund	147,235,876	81,443,180	14,689,273	207,465,772	3.1%
Fidelity Telecom Services Central Fund	2,745,631	1,387,104	188,400	4,262,449	1.5%
Fidelity Utilities Central Fund	3,914,082	1,822,856	259,471	5,892,863	1.6%
Total	$ 320,777,844	$ 187,302,051	$ 67,782,377	$ 450,175,652
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 202,789,566	$ 202,789,566	$ -	$ -
Fixed-Income Central Funds	247,386,086	247,386,086	-	-
Money Market Central Funds	29,919,787	29,919,787	-	-
U.S. Treasury Obligations	419,999	-	419,999	-
Total Investments in Securities:	$ 480,515,438	$ 480,095,439	$ 419,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (81,789)	$ (81,789)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $445,411,698. Net unrealized appreciation aggregated $35,103,740, of which $38,069,407 related to appreciated investment securities and $2,965,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2013

1.849911.105

FAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	106,095	$ 19,241,414
Fidelity Consumer Staples Central Fund (d)	81,451	14,460,075
Fidelity Emerging Markets Equity Central Fund (d)	26,343	4,882,370
Fidelity Energy Central Fund (d)	113,673	15,053,661
Fidelity Financials Central Fund (d)	377,852	26,200,282
Fidelity Health Care Central Fund (d)	98,396	19,122,232
Fidelity Industrials Central Fund (d)	93,357	16,918,081
Fidelity Information Technology Central Fund (d)	134,127	26,695,310
Fidelity International Equity Central Fund (d)	629,612	44,406,541
Fidelity Materials Central Fund (d)	29,742	5,654,288
Fidelity Telecom Services Central Fund (d)	28,129	4,262,449
Fidelity Utilities Central Fund (d)	46,426	5,892,863
TOTAL EQUITY CENTRAL FUNDS (Cost $170,966,058)		202,789,566
Fixed-Income Central Funds - 51.5%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	230,607	2,354,500
Fidelity Floating Rate Central Fund (d)	134,357	14,227,029
Fidelity High Income Central Fund 1 (d)	97,470	9,833,791
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,415,320
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	138,470	13,504,994
Fidelity Tactical Income Central Fund (d)	1,969,674	207,465,772
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		220,970,766
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $244,104,517)		247,386,086
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.13% (b)	19,640,984	19,640,984
Fidelity Money Market Central Fund, 0.27% (b)	10,278,803	10,278,803
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $29,919,787)		29,919,787
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $419,997)	$ 420,000	$ 419,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $445,410,359)	480,515,438
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220,051)
NET ASSETS - 100%	$ 480,295,387
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 1,839,195	$ (5,382)
43 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	3,525,355	(76,407)
TOTAL EQUITY INDEX CONTRACTS		$ 5,364,550	$ (81,789)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,378
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	139,911
Fidelity Consumer Staples Central Fund	248,304
Fidelity Emerging Markets Debt Central Fund	99,208
Fidelity Emerging Markets Equity Central Fund	150,819
Fidelity Energy Central Fund	173,425
Fidelity Financials Central Fund	391,832
Fidelity Floating Rate Central Fund	636,693
Fidelity Health Care Central Fund	126,571
Fidelity High Income Central Fund 1	496,716
Fidelity Industrials Central Fund	198,865
Fidelity Information Technology Central Fund	113,580
Fidelity International Equity Central Fund	717,260
Fidelity Materials Central Fund	69,122
Fidelity Money Market Central Fund	24,170
Fidelity Tactical Income Central Fund	2,788,423
Fidelity Telecom Services Central Fund	85,407
Fidelity Utilities Central Fund	118,299
Total	$ 6,614,801
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 849,700	$ 5,709,334	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	10,923,452	6,138,262	760,274	19,241,414	1.6%
Fidelity Consumer Staples Central Fund	9,623,375	4,382,504	753,852	14,460,075	1.5%
Fidelity Emerging Markets Debt Central Fund	1,855,158	761,491	74,294	2,354,500	2.7%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,547,344	8,645,417	4,882,370	2.6%
Fidelity Energy Central Fund	10,278,035	4,563,244	705,923	15,053,661	1.5%
Fidelity Financials Central Fund	16,857,157	7,645,011	2,271,134	26,200,282	1.5%
Fidelity Floating Rate Central Fund	17,950,196	5,533,101	9,523,977	14,227,029	1.1%
Fidelity Health Care Central Fund	11,396,292	5,710,185	865,924	19,122,232	1.5%
Fidelity High Income Central Fund 1	10,696,625	3,599,036	4,431,795	9,833,791	2.5%
Fidelity Industrials Central Fund	10,640,894	4,639,627	769,255	16,918,081	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	15,034,909	14,675,552	13,504,994	3.0%
Fidelity Information Technology Central Fund	18,627,473	7,982,259	1,116,818	26,695,310	1.5%
Fidelity International Equity Central Fund	21,356,252	23,441,317	2,075,774	44,406,541	1.9%
Fidelity Materials Central Fund	3,858,716	1,820,921	265,910	5,654,288	1.6%
Fidelity Tactical Income Central Fund	147,235,876	81,443,180	14,689,273	207,465,772	3.1%
Fidelity Telecom Services Central Fund	2,745,631	1,387,104	188,400	4,262,449	1.5%
Fidelity Utilities Central Fund	3,914,082	1,822,856	259,471	5,892,863	1.6%
Total	$ 320,777,844	$ 187,302,051	$ 67,782,377	$ 450,175,652
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 202,789,566	$ 202,789,566	$ -	$ -
Fixed-Income Central Funds	247,386,086	247,386,086	-	-
Money Market Central Funds	29,919,787	29,919,787	-	-
U.S. Treasury Obligations	419,999	-	419,999	-
Total Investments in Securities:	$ 480,515,438	$ 480,095,439	$ 419,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (81,789)	$ (81,789)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $445,411,698. Net unrealized appreciation aggregated $35,103,740, of which $38,069,407 related to appreciated investment securities and $2,965,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.106

AAM50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,885,535	$ 341,960,707
Fidelity Consumer Staples Central Fund (c)	1,482,523	263,192,343
Fidelity Emerging Markets Equity Central Fund (c)	395,854	73,367,652
Fidelity Energy Central Fund (c)	2,087,968	276,509,626
Fidelity Financials Central Fund (c)	7,056,816	489,319,647
Fidelity Health Care Central Fund (c)	1,837,187	357,038,890
Fidelity Industrials Central Fund (c)	1,750,587	317,241,304
Fidelity Information Technology Central Fund (c)	2,454,678	488,554,642
Fidelity International Equity Central Fund (c)	12,511,979	882,469,890
Fidelity Materials Central Fund (c)	546,561	103,906,753
Fidelity Telecom Services Central Fund (c)	509,750	77,242,346
Fidelity Utilities Central Fund (c)	828,244	105,128,968
TOTAL EQUITY CENTRAL FUNDS (Cost $2,976,346,199)		3,775,932,768
Fixed-Income Central Funds - 46.6%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (c)	3,523,721	35,977,191
Fidelity Floating Rate Central Fund (c)	1,680,300	177,926,997
Fidelity High Income Central Fund 1 (c)	1,466,525	147,957,681
TOTAL HIGH YIELD FIXED-INCOME FUNDS		361,861,869
Investment Grade Fixed-Income Funds - 41.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)(d)	1,741,164	169,815,714
Fidelity Tactical Income Central Fund (c)	26,950,762	2,838,723,776
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,008,539,490
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,246,095,804)		3,370,401,359
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (a)	17,460,747	17,460,747
Fidelity Money Market Central Fund, 0.27% (a)	55,097,829	55,097,829
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $72,558,576)		72,558,576
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (b) (Cost $6,469,966)	$ 6,470,000	$ 6,469,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,301,470,545)	7,225,362,693
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,836,223)
NET ASSETS - 100%	$ 7,223,526,470
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
144 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 11,514,960	$ (33,696)
678 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	55,585,830	(1,204,738)
TOTAL EQUITY INDEX CONTRACTS		$ 67,100,790	$ (1,238,434)

The face value of futures purchased as a percentage of net assets is 1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,681,995.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 337,976
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	2,808,769
Fidelity Consumer Staples Central Fund	5,015,565
Fidelity Emerging Markets Debt Central Fund	1,695,550
Fidelity Emerging Markets Equity Central Fund	3,604,482
Fidelity Energy Central Fund	3,491,951
Fidelity Financials Central Fund	7,825,696
Fidelity Floating Rate Central Fund	8,822,038
Fidelity Health Care Central Fund	2,662,235
Fidelity High Income Central Fund 1	8,427,423
Fidelity Industrials Central Fund	4,125,437
Fidelity Information Technology Central Fund	2,317,590
Fidelity International Equity Central Fund	14,594,930
Fidelity Materials Central Fund	1,427,459
Fidelity Money Market Central Fund	330,523
Fidelity Tactical Income Central Fund	40,511,058
Fidelity Telecom Services Central Fund	1,742,500
Fidelity Utilities Central Fund	2,324,066
Total	$ 112,097,653
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 885,979	$ 96,502,963	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	268,748,938	31,645,353	15,714,246	341,960,707	28.4%
Fidelity Consumer Staples Central Fund	238,181,345	22,613,844	22,968,618	263,192,343	27.1%
Fidelity Emerging Markets Debt Central Fund	36,881,029	3,055,731	1,095,945	35,977,191	41.5%
Fidelity Emerging Markets Equity Central Fund	97,072,041	183,741,059	200,022,438	73,367,652	38.3%
Fidelity Energy Central Fund	251,322,552	22,369,955	15,416,932	276,509,626	27.5%
Fidelity Financials Central Fund	412,515,870	41,044,389	45,031,604	489,319,647	27.9%
Fidelity Floating Rate Central Fund	281,231,740	12,900,006	120,050,670	177,926,997	13.2%
Fidelity Health Care Central Fund	304,230,534	25,194,450	31,389,404	357,038,890	28.1%
Fidelity High Income Central Fund 1	207,190,037	13,567,993	73,017,897	147,957,681	37.0%
Fidelity Industrials Central Fund	262,639,089	23,888,284	20,480,424	317,241,304	29.2%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	158,472,345	217,249,187	169,815,714	37.9%
Fidelity Information Technology Central Fund	461,333,386	30,340,114	23,310,389	488,554,642	27.5%
Fidelity International Equity Central Fund	557,221,747	321,965,755	38,644,037	882,469,890	37.9%
Fidelity Materials Central Fund	95,552,749	8,649,880	5,780,516	103,906,753	29.0%
Fidelity Tactical Income Central Fund	2,521,030,215	645,520,482	242,100,454	2,838,723,776	42.1%
Fidelity Telecom Services Central Fund	68,136,052	7,167,125	4,043,758	77,242,346	26.9%
Fidelity Utilities Central Fund	93,077,241	9,331,987	5,626,510	105,128,968	28.0%
Total	$ 6,502,194,768	$ 1,562,354,731	$ 1,178,445,992	$ 7,146,334,127
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,775,932,768	$ 3,775,932,768	$ -	$ -
Fixed-Income Central Funds	3,370,401,359	3,370,401,359	-	-
Money Market Central Funds	72,558,576	72,558,576	-	-
U.S. Treasury Obligations	6,469,990	-	6,469,990	-
Total Investments in Securities:	$ 7,225,362,693	$ 7,218,892,703	$ 6,469,990	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,238,434)	$ (1,238,434)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $6,301,479,118. Net unrealized appreciation aggregated $923,883,575, of which $1,112,839,402 related to appreciated investment securities and $188,955,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2013

1.803291.109

FAA-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,885,535	$ 341,960,707
Fidelity Consumer Staples Central Fund (c)	1,482,523	263,192,343
Fidelity Emerging Markets Equity Central Fund (c)	395,854	73,367,652
Fidelity Energy Central Fund (c)	2,087,968	276,509,626
Fidelity Financials Central Fund (c)	7,056,816	489,319,647
Fidelity Health Care Central Fund (c)	1,837,187	357,038,890
Fidelity Industrials Central Fund (c)	1,750,587	317,241,304
Fidelity Information Technology Central Fund (c)	2,454,678	488,554,642
Fidelity International Equity Central Fund (c)	12,511,979	882,469,890
Fidelity Materials Central Fund (c)	546,561	103,906,753
Fidelity Telecom Services Central Fund (c)	509,750	77,242,346
Fidelity Utilities Central Fund (c)	828,244	105,128,968
TOTAL EQUITY CENTRAL FUNDS (Cost $2,976,346,199)		3,775,932,768
Fixed-Income Central Funds - 46.6%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (c)	3,523,721	35,977,191
Fidelity Floating Rate Central Fund (c)	1,680,300	177,926,997
Fidelity High Income Central Fund 1 (c)	1,466,525	147,957,681
TOTAL HIGH YIELD FIXED-INCOME FUNDS		361,861,869
Investment Grade Fixed-Income Funds - 41.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)(d)	1,741,164	169,815,714
Fidelity Tactical Income Central Fund (c)	26,950,762	2,838,723,776
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,008,539,490
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,246,095,804)		3,370,401,359
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (a)	17,460,747	17,460,747
Fidelity Money Market Central Fund, 0.27% (a)	55,097,829	55,097,829
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $72,558,576)		72,558,576
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (b) (Cost $6,469,966)	$ 6,470,000	$ 6,469,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,301,470,545)	7,225,362,693
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,836,223)
NET ASSETS - 100%	$ 7,223,526,470
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
144 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 11,514,960	$ (33,696)
678 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	55,585,830	(1,204,738)
TOTAL EQUITY INDEX CONTRACTS		$ 67,100,790	$ (1,238,434)

The face value of futures purchased as a percentage of net assets is 1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,681,995.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 337,976
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	2,808,769
Fidelity Consumer Staples Central Fund	5,015,565
Fidelity Emerging Markets Debt Central Fund	1,695,550
Fidelity Emerging Markets Equity Central Fund	3,604,482
Fidelity Energy Central Fund	3,491,951
Fidelity Financials Central Fund	7,825,696
Fidelity Floating Rate Central Fund	8,822,038
Fidelity Health Care Central Fund	2,662,235
Fidelity High Income Central Fund 1	8,427,423
Fidelity Industrials Central Fund	4,125,437
Fidelity Information Technology Central Fund	2,317,590
Fidelity International Equity Central Fund	14,594,930
Fidelity Materials Central Fund	1,427,459
Fidelity Money Market Central Fund	330,523
Fidelity Tactical Income Central Fund	40,511,058
Fidelity Telecom Services Central Fund	1,742,500
Fidelity Utilities Central Fund	2,324,066
Total	$ 112,097,653
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 885,979	$ 96,502,963	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	268,748,938	31,645,353	15,714,246	341,960,707	28.4%
Fidelity Consumer Staples Central Fund	238,181,345	22,613,844	22,968,618	263,192,343	27.1%
Fidelity Emerging Markets Debt Central Fund	36,881,029	3,055,731	1,095,945	35,977,191	41.5%
Fidelity Emerging Markets Equity Central Fund	97,072,041	183,741,059	200,022,438	73,367,652	38.3%
Fidelity Energy Central Fund	251,322,552	22,369,955	15,416,932	276,509,626	27.5%
Fidelity Financials Central Fund	412,515,870	41,044,389	45,031,604	489,319,647	27.9%
Fidelity Floating Rate Central Fund	281,231,740	12,900,006	120,050,670	177,926,997	13.2%
Fidelity Health Care Central Fund	304,230,534	25,194,450	31,389,404	357,038,890	28.1%
Fidelity High Income Central Fund 1	207,190,037	13,567,993	73,017,897	147,957,681	37.0%
Fidelity Industrials Central Fund	262,639,089	23,888,284	20,480,424	317,241,304	29.2%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	158,472,345	217,249,187	169,815,714	37.9%
Fidelity Information Technology Central Fund	461,333,386	30,340,114	23,310,389	488,554,642	27.5%
Fidelity International Equity Central Fund	557,221,747	321,965,755	38,644,037	882,469,890	37.9%
Fidelity Materials Central Fund	95,552,749	8,649,880	5,780,516	103,906,753	29.0%
Fidelity Tactical Income Central Fund	2,521,030,215	645,520,482	242,100,454	2,838,723,776	42.1%
Fidelity Telecom Services Central Fund	68,136,052	7,167,125	4,043,758	77,242,346	26.9%
Fidelity Utilities Central Fund	93,077,241	9,331,987	5,626,510	105,128,968	28.0%
Total	$ 6,502,194,768	$ 1,562,354,731	$ 1,178,445,992	$ 7,146,334,127
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,775,932,768	$ 3,775,932,768	$ -	$ -
Fixed-Income Central Funds	3,370,401,359	3,370,401,359	-	-
Money Market Central Funds	72,558,576	72,558,576	-	-
U.S. Treasury Obligations	6,469,990	-	6,469,990	-
Total Investments in Securities:	$ 7,225,362,693	$ 7,218,892,703	$ 6,469,990	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,238,434)	$ (1,238,434)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $6,301,479,118. Net unrealized appreciation aggregated $923,883,575, of which $1,112,839,402 related to appreciated investment securities and $188,955,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.105

ASAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	264,137	$ 47,903,834
Fidelity Consumer Staples Central Fund (d)	199,472	35,412,186
Fidelity Emerging Markets Equity Central Fund (d)	46,095	8,543,296
Fidelity Energy Central Fund (d)	282,259	37,379,598
Fidelity Financials Central Fund (d)	988,038	68,510,526
Fidelity Health Care Central Fund (d)	249,633	48,513,603
Fidelity Industrials Central Fund (d)	236,005	42,768,877
Fidelity Information Technology Central Fund (d)	337,593	67,191,201
Fidelity International Equity Central Fund (d)	1,817,191	128,166,480
Fidelity Materials Central Fund (d)	75,539	14,360,767
Fidelity Telecom Services Central Fund (d)	70,634	10,703,157
Fidelity Utilities Central Fund (d)	114,825	14,574,707
TOTAL EQUITY CENTRAL FUNDS (Cost $436,997,978)		524,028,232
Fixed-Income Central Funds - 37.0%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (d)	250,922	2,561,910
Fidelity Floating Rate Central Fund (d)	75,949	8,042,217
Fidelity High Income Central Fund 1 (d)	167,158	16,864,525
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,468,652
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	162,975	15,894,994
Fidelity Tactical Income Central Fund (d)	2,549,266	268,514,221
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,409,215
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $307,084,537)		311,877,867
Money Market Central Funds - 0.8%

Fidelity Cash Central Fund, 0.13% (b) (Cost $6,555,774)	6,555,774	6,555,774
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $679,996)	$ 680,000	$ 679,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $751,318,285)	843,141,872
NET OTHER ASSETS (LIABILITIES) - 0.0%	121,029
NET ASSETS - 100%	$ 843,262,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 399,825	$ (1,170)
79 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	6,476,815	(140,375)
TOTAL EQUITY INDEX CONTRACTS		$ 6,876,640	$ (141,545)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,000.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,086
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	355,034
Fidelity Consumer Staples Central Fund	634,372
Fidelity Emerging Markets Debt Central Fund	170,491
Fidelity Emerging Markets Equity Central Fund	436,977
Fidelity Energy Central Fund	433,497
Fidelity Financials Central Fund	1,004,626
Fidelity Floating Rate Central Fund	510,419
Fidelity Health Care Central Fund	332,204
Fidelity High Income Central Fund 1	787,244
Fidelity Industrials Central Fund	504,449
Fidelity Information Technology Central Fund	287,976
Fidelity International Equity Central Fund	2,100,016
Fidelity Materials Central Fund	176,019
Fidelity Tactical Income Central Fund	3,606,965
Fidelity Telecom Services Central Fund	217,042
Fidelity Utilities Central Fund	292,080
Total	$ 11,881,603
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,517,507	$ 10,024,418	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	29,102,286	13,899,704	2,600,028	47,903,834	4.0%
Fidelity Consumer Staples Central Fund	25,830,682	9,754,888	3,293,304	35,412,186	3.6%
Fidelity Emerging Markets Debt Central Fund	3,241,106	1,192,957	1,534,772	2,561,910	3.0%
Fidelity Emerging Markets Equity Central Fund	10,591,183	23,994,180	24,660,434	8,543,296	4.5%
Fidelity Energy Central Fund	27,096,865	10,071,520	2,116,550	37,379,598	3.7%
Fidelity Financials Central Fund	45,117,276	17,460,814	4,208,072	68,510,526	3.9%
Fidelity Floating Rate Central Fund	22,224,028	4,282,063	18,716,899	8,042,217	0.6%
Fidelity Health Care Central Fund	32,605,604	12,073,951	3,740,381	48,513,603	3.8%
Fidelity High Income Central Fund 1	15,434,418	5,443,630	3,909,843	16,864,525	4.2%
Fidelity Industrials Central Fund	27,735,161	10,879,315	1,992,482	42,768,877	3.9%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	14,926,964	19,598,560	15,894,994	3.5%
Fidelity Information Technology Central Fund	49,740,670	17,753,908	3,230,269	67,191,201	3.8%
Fidelity International Equity Central Fund	67,575,168	61,640,524	6,251,869	128,166,480	5.5%
Fidelity Materials Central Fund	10,329,858	4,102,503	683,233	14,360,767	4.0%
Fidelity Tactical Income Central Fund	195,890,957	104,025,018	22,963,619	268,514,221	4.0%
Fidelity Telecom Services Central Fund	7,266,360	3,127,795	484,097	10,703,157	3.7%
Fidelity Utilities Central Fund	10,088,516	4,117,101	667,524	14,574,707	3.9%
Total	$ 610,960,333	$ 320,264,342	$ 130,676,354	$ 835,906,099
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 524,028,232	$ 524,028,232	$ -	$ -
Fixed-Income Central Funds	311,877,867	311,877,867	-	-
Money Market Central Funds	6,555,774	6,555,774	-	-
U.S. Treasury Obligations	679,999	-	679,999	-
Total Investments in Securities:	$ 843,141,872	$ 842,461,873	$ 679,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (141,545)	$ (141,545)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $751,318,412. Net unrealized appreciation aggregated $91,823,460, of which $95,360,613 related to appreciated investment securities and $3,537,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2013

1.849912.105

SAN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	264,137	$ 47,903,834
Fidelity Consumer Staples Central Fund (d)	199,472	35,412,186
Fidelity Emerging Markets Equity Central Fund (d)	46,095	8,543,296
Fidelity Energy Central Fund (d)	282,259	37,379,598
Fidelity Financials Central Fund (d)	988,038	68,510,526
Fidelity Health Care Central Fund (d)	249,633	48,513,603
Fidelity Industrials Central Fund (d)	236,005	42,768,877
Fidelity Information Technology Central Fund (d)	337,593	67,191,201
Fidelity International Equity Central Fund (d)	1,817,191	128,166,480
Fidelity Materials Central Fund (d)	75,539	14,360,767
Fidelity Telecom Services Central Fund (d)	70,634	10,703,157
Fidelity Utilities Central Fund (d)	114,825	14,574,707
TOTAL EQUITY CENTRAL FUNDS (Cost $436,997,978)		524,028,232
Fixed-Income Central Funds - 37.0%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (d)	250,922	2,561,910
Fidelity Floating Rate Central Fund (d)	75,949	8,042,217
Fidelity High Income Central Fund 1 (d)	167,158	16,864,525
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,468,652
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	162,975	15,894,994
Fidelity Tactical Income Central Fund (d)	2,549,266	268,514,221
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,409,215
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $307,084,537)		311,877,867
Money Market Central Funds - 0.8%

Fidelity Cash Central Fund, 0.13% (b) (Cost $6,555,774)	6,555,774	6,555,774
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $679,996)	$ 680,000	$ 679,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $751,318,285)	843,141,872
NET OTHER ASSETS (LIABILITIES) - 0.0%	121,029
NET ASSETS - 100%	$ 843,262,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 399,825	$ (1,170)
79 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	6,476,815	(140,375)
TOTAL EQUITY INDEX CONTRACTS		$ 6,876,640	$ (141,545)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,000.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,086
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	355,034
Fidelity Consumer Staples Central Fund	634,372
Fidelity Emerging Markets Debt Central Fund	170,491
Fidelity Emerging Markets Equity Central Fund	436,977
Fidelity Energy Central Fund	433,497
Fidelity Financials Central Fund	1,004,626
Fidelity Floating Rate Central Fund	510,419
Fidelity Health Care Central Fund	332,204
Fidelity High Income Central Fund 1	787,244
Fidelity Industrials Central Fund	504,449
Fidelity Information Technology Central Fund	287,976
Fidelity International Equity Central Fund	2,100,016
Fidelity Materials Central Fund	176,019
Fidelity Tactical Income Central Fund	3,606,965
Fidelity Telecom Services Central Fund	217,042
Fidelity Utilities Central Fund	292,080
Total	$ 11,881,603
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,517,507	$ 10,024,418	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	29,102,286	13,899,704	2,600,028	47,903,834	4.0%
Fidelity Consumer Staples Central Fund	25,830,682	9,754,888	3,293,304	35,412,186	3.6%
Fidelity Emerging Markets Debt Central Fund	3,241,106	1,192,957	1,534,772	2,561,910	3.0%
Fidelity Emerging Markets Equity Central Fund	10,591,183	23,994,180	24,660,434	8,543,296	4.5%
Fidelity Energy Central Fund	27,096,865	10,071,520	2,116,550	37,379,598	3.7%
Fidelity Financials Central Fund	45,117,276	17,460,814	4,208,072	68,510,526	3.9%
Fidelity Floating Rate Central Fund	22,224,028	4,282,063	18,716,899	8,042,217	0.6%
Fidelity Health Care Central Fund	32,605,604	12,073,951	3,740,381	48,513,603	3.8%
Fidelity High Income Central Fund 1	15,434,418	5,443,630	3,909,843	16,864,525	4.2%
Fidelity Industrials Central Fund	27,735,161	10,879,315	1,992,482	42,768,877	3.9%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	14,926,964	19,598,560	15,894,994	3.5%
Fidelity Information Technology Central Fund	49,740,670	17,753,908	3,230,269	67,191,201	3.8%
Fidelity International Equity Central Fund	67,575,168	61,640,524	6,251,869	128,166,480	5.5%
Fidelity Materials Central Fund	10,329,858	4,102,503	683,233	14,360,767	4.0%
Fidelity Tactical Income Central Fund	195,890,957	104,025,018	22,963,619	268,514,221	4.0%
Fidelity Telecom Services Central Fund	7,266,360	3,127,795	484,097	10,703,157	3.7%
Fidelity Utilities Central Fund	10,088,516	4,117,101	667,524	14,574,707	3.9%
Total	$ 610,960,333	$ 320,264,342	$ 130,676,354	$ 835,906,099
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 524,028,232	$ 524,028,232	$ -	$ -
Fixed-Income Central Funds	311,877,867	311,877,867	-	-
Money Market Central Funds	6,555,774	6,555,774	-	-
U.S. Treasury Obligations	679,999	-	679,999	-
Total Investments in Securities:	$ 843,141,872	$ 842,461,873	$ 679,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (141,545)	$ (141,545)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $751,318,412. Net unrealized appreciation aggregated $91,823,460, of which $95,360,613 related to appreciated investment securities and $3,537,153 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873072.104

AAM70-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,146,530	$ 207,934,745
Fidelity Consumer Staples Central Fund (d)	883,531	156,853,251
Fidelity Emerging Markets Equity Central Fund (d)	355,841	65,951,516
Fidelity Energy Central Fund (d)	1,249,009	165,406,224
Fidelity Financials Central Fund (d)	4,487,860	311,188,240
Fidelity Health Care Central Fund (d)	1,105,126	214,770,110
Fidelity Industrials Central Fund (d)	1,053,367	190,891,144
Fidelity Information Technology Central Fund (d)	1,495,280	297,605,481
Fidelity International Equity Central Fund (d)	8,508,162	600,080,631
Fidelity Materials Central Fund (d)	336,447	63,961,952
Fidelity Telecom Services Central Fund (d)	313,397	47,488,980
Fidelity Utilities Central Fund (d)	507,352	64,398,178
TOTAL EQUITY CENTRAL FUNDS (Cost $2,037,659,636)		2,386,530,452
Fixed-Income Central Funds - 26.2%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (d)	990,652	10,114,558
Fidelity Floating Rate Central Fund (d)	292,600	30,983,413
Fidelity High Income Central Fund 1 (d)	646,397	65,215,026
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,312,997
Investment Grade Fixed-Income Funds - 22.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	634,194	61,852,958
Fidelity Tactical Income Central Fund (d)	6,500,745	684,723,439
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		746,576,397
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $838,457,321)		852,889,394
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	2,083
Verint Systems, Inc. (a)	91	3,228
TOTAL COMMON STOCKS (Cost $4,569)		5,311
Money Market Central Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	13,698,143	$ 13,698,143
Fidelity Money Market Central Fund, 0.27% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $13,698,147)		13,698,147
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $2,059,987)	$ 2,060,000	$ 2,059,998
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,891,879,660)	3,255,183,302
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,773,878
NET ASSETS - 100%	$ 3,256,957,180
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
189 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 15,495,165	$ (335,834)

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $884,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,946
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	1,694,555
Fidelity Consumer Staples Central Fund	3,064,339
Fidelity Emerging Markets Debt Central Fund	732,444
Fidelity Emerging Markets Equity Central Fund	2,504,032
Fidelity Energy Central Fund	2,110,112
Fidelity Financials Central Fund	4,800,349
Fidelity Floating Rate Central Fund	2,218,656
Fidelity Health Care Central Fund	1,610,104
Fidelity High Income Central Fund 1	3,331,423
Fidelity Industrials Central Fund	2,472,261
Fidelity Information Technology Central Fund	1,410,310
Fidelity International Equity Central Fund	10,049,335
Fidelity Materials Central Fund	877,226
Fidelity Tactical Income Central Fund	9,924,385
Fidelity Telecom Services Central Fund	1,068,912
Fidelity Utilities Central Fund	1,419,736
Total	$ 49,407,071
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 917,875	$ 41,818,363	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	163,745,803	18,435,661	8,931,671	207,934,745	17.3%
Fidelity Consumer Staples Central Fund	148,836,500	10,324,567	17,605,087	156,853,251	16.1%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,606,835	5,971,348	10,114,558	11.7%
Fidelity Emerging Markets Equity Central Fund	64,901,046	105,071,983	97,785,800	65,951,516	34.5%
Fidelity Energy Central Fund	153,830,577	11,824,734	11,220,258	165,406,224	16.4%
Fidelity Financials Central Fund	247,899,320	26,014,770	11,277,859	311,188,240	17.8%
Fidelity Floating Rate Central Fund	106,544,626	4,732,468	81,406,154	30,983,413	2.3%
Fidelity Health Care Central Fund	186,145,992	13,434,859	20,424,072	214,770,110	16.8%
Fidelity High Income Central Fund 1	73,128,662	8,243,363	15,951,618	65,215,026	16.3%
Fidelity Industrials Central Fund	161,512,794	9,901,561	11,137,552	190,891,144	17.6%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	41,147,195	78,426,943	61,852,958	13.8%
Fidelity Information Technology Central Fund	284,378,680	15,833,151	14,678,256	297,605,481	16.8%
Fidelity International Equity Central Fund	365,839,378	228,153,198	22,309,145	600,080,631	25.8%
Fidelity Materials Central Fund	59,437,024	4,749,828	3,519,026	63,961,952	17.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Tactical Income Central Fund	$ 637,790,096	$ 164,261,841	$ 95,255,872	$ 684,723,439	10.2%
Fidelity Telecom Services Central Fund	42,132,776	3,956,447	2,231,617	47,488,980	16.5%
Fidelity Utilities Central Fund	57,428,489	5,199,844	3,286,792	64,398,178	17.1%
Total	$ 2,917,646,941	$ 673,810,180	$ 543,237,433	$ 3,239,419,846
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,311	$ 5,311	$ -	$ -
Equity Central Funds	2,386,530,452	2,386,530,452	-	-
Fixed-Income Central Funds	852,889,394	852,889,394	-	-
Money Market Central Funds	13,698,147	13,698,147	-	-
U.S. Treasury Obligations	2,059,998	-	2,059,998	-
Total Investments in Securities:	$ 3,255,183,302	$ 3,253,123,304	$ 2,059,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (335,834)	$ (335,834)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,891,881,900. Net unrealized appreciation aggregated $363,301,402, of which $536,020,616 related to appreciated investment securities and $172,719,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2013

1.818368.108

AMG-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	1,146,530	$ 207,934,745
Fidelity Consumer Staples Central Fund (d)	883,531	156,853,251
Fidelity Emerging Markets Equity Central Fund (d)	355,841	65,951,516
Fidelity Energy Central Fund (d)	1,249,009	165,406,224
Fidelity Financials Central Fund (d)	4,487,860	311,188,240
Fidelity Health Care Central Fund (d)	1,105,126	214,770,110
Fidelity Industrials Central Fund (d)	1,053,367	190,891,144
Fidelity Information Technology Central Fund (d)	1,495,280	297,605,481
Fidelity International Equity Central Fund (d)	8,508,162	600,080,631
Fidelity Materials Central Fund (d)	336,447	63,961,952
Fidelity Telecom Services Central Fund (d)	313,397	47,488,980
Fidelity Utilities Central Fund (d)	507,352	64,398,178
TOTAL EQUITY CENTRAL FUNDS (Cost $2,037,659,636)		2,386,530,452
Fixed-Income Central Funds - 26.2%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (d)	990,652	10,114,558
Fidelity Floating Rate Central Fund (d)	292,600	30,983,413
Fidelity High Income Central Fund 1 (d)	646,397	65,215,026
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,312,997
Investment Grade Fixed-Income Funds - 22.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	634,194	61,852,958
Fidelity Tactical Income Central Fund (d)	6,500,745	684,723,439
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		746,576,397
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $838,457,321)		852,889,394
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	2,083
Verint Systems, Inc. (a)	91	3,228
TOTAL COMMON STOCKS (Cost $4,569)		5,311
Money Market Central Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	13,698,143	$ 13,698,143
Fidelity Money Market Central Fund, 0.27% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $13,698,147)		13,698,147
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (c) (Cost $2,059,987)	$ 2,060,000	$ 2,059,998
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,891,879,660)	3,255,183,302
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,773,878
NET ASSETS - 100%	$ 3,256,957,180
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
189 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 15,495,165	$ (335,834)

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $884,999.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,946
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	1,694,555
Fidelity Consumer Staples Central Fund	3,064,339
Fidelity Emerging Markets Debt Central Fund	732,444
Fidelity Emerging Markets Equity Central Fund	2,504,032
Fidelity Energy Central Fund	2,110,112
Fidelity Financials Central Fund	4,800,349
Fidelity Floating Rate Central Fund	2,218,656
Fidelity Health Care Central Fund	1,610,104
Fidelity High Income Central Fund 1	3,331,423
Fidelity Industrials Central Fund	2,472,261
Fidelity Information Technology Central Fund	1,410,310
Fidelity International Equity Central Fund	10,049,335
Fidelity Materials Central Fund	877,226
Fidelity Tactical Income Central Fund	9,924,385
Fidelity Telecom Services Central Fund	1,068,912
Fidelity Utilities Central Fund	1,419,736
Total	$ 49,407,071
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 917,875	$ 41,818,363	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	163,745,803	18,435,661	8,931,671	207,934,745	17.3%
Fidelity Consumer Staples Central Fund	148,836,500	10,324,567	17,605,087	156,853,251	16.1%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,606,835	5,971,348	10,114,558	11.7%
Fidelity Emerging Markets Equity Central Fund	64,901,046	105,071,983	97,785,800	65,951,516	34.5%
Fidelity Energy Central Fund	153,830,577	11,824,734	11,220,258	165,406,224	16.4%
Fidelity Financials Central Fund	247,899,320	26,014,770	11,277,859	311,188,240	17.8%
Fidelity Floating Rate Central Fund	106,544,626	4,732,468	81,406,154	30,983,413	2.3%
Fidelity Health Care Central Fund	186,145,992	13,434,859	20,424,072	214,770,110	16.8%
Fidelity High Income Central Fund 1	73,128,662	8,243,363	15,951,618	65,215,026	16.3%
Fidelity Industrials Central Fund	161,512,794	9,901,561	11,137,552	190,891,144	17.6%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	41,147,195	78,426,943	61,852,958	13.8%
Fidelity Information Technology Central Fund	284,378,680	15,833,151	14,678,256	297,605,481	16.8%
Fidelity International Equity Central Fund	365,839,378	228,153,198	22,309,145	600,080,631	25.8%
Fidelity Materials Central Fund	59,437,024	4,749,828	3,519,026	63,961,952	17.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Tactical Income Central Fund	$ 637,790,096	$ 164,261,841	$ 95,255,872	$ 684,723,439	10.2%
Fidelity Telecom Services Central Fund	42,132,776	3,956,447	2,231,617	47,488,980	16.5%
Fidelity Utilities Central Fund	57,428,489	5,199,844	3,286,792	64,398,178	17.1%
Total	$ 2,917,646,941	$ 673,810,180	$ 543,237,433	$ 3,239,419,846
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,311	$ 5,311	$ -	$ -
Equity Central Funds	2,386,530,452	2,386,530,452	-	-
Fixed-Income Central Funds	852,889,394	852,889,394	-	-
Money Market Central Funds	13,698,147	13,698,147	-	-
U.S. Treasury Obligations	2,059,998	-	2,059,998	-
Total Investments in Securities:	$ 3,255,183,302	$ 3,253,123,304	$ 2,059,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (335,834)	$ (335,834)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,891,881,900. Net unrealized appreciation aggregated $363,301,402, of which $536,020,616 related to appreciated investment securities and $172,719,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.106

AAM85-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	484,311	$ 87,834,597
Fidelity Consumer Staples Central Fund (c)	366,145	65,001,671
Fidelity Emerging Markets Equity Central Fund (c)	121,647	22,546,127
Fidelity Energy Central Fund (c)	517,468	68,528,324
Fidelity Financials Central Fund (c)	1,831,416	126,990,374
Fidelity Health Care Central Fund (c)	457,707	88,950,827
Fidelity Industrials Central Fund (c)	433,033	78,474,228
Fidelity Information Technology Central Fund (c)	619,114	123,222,354
Fidelity International Equity Central Fund (c)	3,440,219	242,638,649
Fidelity Materials Central Fund (c)	139,421	26,505,284
Fidelity Telecom Services Central Fund (c)	130,290	19,742,809
Fidelity Utilities Central Fund (c)	207,557	26,345,214
TOTAL EQUITY CENTRAL FUNDS (Cost $842,233,582)		976,780,458
Fixed-Income Central Funds - 11.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Floating Rate Central Fund (c)	106,356	11,262,066
Fidelity High Income Central Fund 1 (c)	163,659	16,511,516
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,773,582
Investment Grade Fixed-Income Funds - 8.5%
Fidelity Tactical Income Central Fund (c)	902,465	95,056,656
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $124,809,867)		122,830,238
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (a) (Cost $11,465,173)	11,465,173	11,465,173
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 7/25/13 (b) (Cost $1,059,995)	$ 1,060,000	$ 1,059,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $979,568,617)	1,112,135,867
NET OTHER ASSETS (LIABILITIES) - 0.0%	(322,192)
NET ASSETS - 100%	$ 1,111,813,675
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 12,379,735	$ (268,312)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $709,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,798
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	644,534
Fidelity Consumer Staples Central Fund	1,201,312
Fidelity Emerging Markets Debt Central Fund	95,864
Fidelity Emerging Markets Equity Central Fund	906,795
Fidelity Energy Central Fund	815,316
Fidelity Financials Central Fund	1,830,986
Fidelity Floating Rate Central Fund	128,206
Fidelity Health Care Central Fund	599,826
Fidelity High Income Central Fund 1	809,559
Fidelity Industrials Central Fund	938,515
Fidelity Information Technology Central Fund	533,167
Fidelity International Equity Central Fund	3,997,877
Fidelity Materials Central Fund	329,330
Fidelity Tactical Income Central Fund	1,390,134
Fidelity Telecom Services Central Fund	430,747
Fidelity Utilities Central Fund	534,227
Total	$ 15,213,020
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,116,548	$ 16,932,421	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	53,988,981	22,746,630	2,796,313	87,834,597	7.3%
Fidelity Consumer Staples Central Fund	50,215,622	14,981,416	6,268,364	65,001,671	6.7%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	41,619,174	36,845,902	22,546,127	11.8%
Fidelity Energy Central Fund	51,964,564	16,496,579	4,535,173	68,528,324	6.8%
Fidelity Financials Central Fund	80,228,075	31,860,889	3,670,756	126,990,374	7.3%
Fidelity Floating Rate Central Fund	8,312,541	11,952,118	8,896,830	11,262,066	0.8%
Fidelity Health Care Central Fund	58,965,470	19,632,999	3,705,099	88,950,827	6.9%
Fidelity High Income Central Fund 1	19,608,493	5,191,969	8,215,016	16,511,516	4.1%
Fidelity Industrials Central Fund	53,056,934	16,712,524	2,956,989	78,474,228	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	16,762,961	32,505,313	-	0.0%
Fidelity Information Technology Central Fund	91,410,771	31,061,786	4,944,863	123,222,354	6.9%
Fidelity International Equity Central Fund	129,104,649	111,701,986	8,351,501	242,638,649	10.4%
Fidelity Materials Central Fund	19,882,058	6,440,404	1,003,102	26,505,284	7.4%
Fidelity Tactical Income Central Fund	91,513,713	62,486,560	55,169,640	95,056,656	1.4%
Fidelity Telecom Services Central Fund	14,818,664	5,149,150	1,812,877	19,742,809	6.9%
Fidelity Utilities Central Fund	18,841,950	6,510,893	986,565	26,345,214	7.0%
Total	$ 799,681,927	$ 424,390,342	$ 204,763,212	$ 1,099,610,696
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 976,780,458	$ 976,780,458	$ -	$ -
Fixed-Income Central Funds	122,830,238	122,830,238	-	-
Money Market Central Funds	11,465,173	11,465,173	-	-
U.S. Treasury Obligations	1,059,998	-	1,059,998	-
Total Investments in Securities:	$ 1,112,135,867	$ 1,111,075,869	$ 1,059,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (268,312)	$ (268,312)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $979,568,616. Net unrealized appreciation aggregated $132,567,251, of which $179,218,745 related to appreciated investment securities and $46,651,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2013

1.803292.109

AGG-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	484,311	$ 87,834,597
Fidelity Consumer Staples Central Fund (c)	366,145	65,001,671
Fidelity Emerging Markets Equity Central Fund (c)	121,647	22,546,127
Fidelity Energy Central Fund (c)	517,468	68,528,324
Fidelity Financials Central Fund (c)	1,831,416	126,990,374
Fidelity Health Care Central Fund (c)	457,707	88,950,827
Fidelity Industrials Central Fund (c)	433,033	78,474,228
Fidelity Information Technology Central Fund (c)	619,114	123,222,354
Fidelity International Equity Central Fund (c)	3,440,219	242,638,649
Fidelity Materials Central Fund (c)	139,421	26,505,284
Fidelity Telecom Services Central Fund (c)	130,290	19,742,809
Fidelity Utilities Central Fund (c)	207,557	26,345,214
TOTAL EQUITY CENTRAL FUNDS (Cost $842,233,582)		976,780,458
Fixed-Income Central Funds - 11.0%

High Yield Fixed-Income Funds - 2.5%
Fidelity Floating Rate Central Fund (c)	106,356	11,262,066
Fidelity High Income Central Fund 1 (c)	163,659	16,511,516
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,773,582
Investment Grade Fixed-Income Funds - 8.5%
Fidelity Tactical Income Central Fund (c)	902,465	95,056,656
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $124,809,867)		122,830,238
Money Market Central Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (a) (Cost $11,465,173)	11,465,173	11,465,173
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 7/25/13 (b) (Cost $1,059,995)	$ 1,060,000	$ 1,059,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $979,568,617)	1,112,135,867
NET OTHER ASSETS (LIABILITIES) - 0.0%	(322,192)
NET ASSETS - 100%	$ 1,111,813,675
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	$ 12,379,735	$ (268,312)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $709,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,798
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	644,534
Fidelity Consumer Staples Central Fund	1,201,312
Fidelity Emerging Markets Debt Central Fund	95,864
Fidelity Emerging Markets Equity Central Fund	906,795
Fidelity Energy Central Fund	815,316
Fidelity Financials Central Fund	1,830,986
Fidelity Floating Rate Central Fund	128,206
Fidelity Health Care Central Fund	599,826
Fidelity High Income Central Fund 1	809,559
Fidelity Industrials Central Fund	938,515
Fidelity Information Technology Central Fund	533,167
Fidelity International Equity Central Fund	3,997,877
Fidelity Materials Central Fund	329,330
Fidelity Tactical Income Central Fund	1,390,134
Fidelity Telecom Services Central Fund	430,747
Fidelity Utilities Central Fund	534,227
Total	$ 15,213,020
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,116,548	$ 16,932,421	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	53,988,981	22,746,630	2,796,313	87,834,597	7.3%
Fidelity Consumer Staples Central Fund	50,215,622	14,981,416	6,268,364	65,001,671	6.7%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	41,619,174	36,845,902	22,546,127	11.8%
Fidelity Energy Central Fund	51,964,564	16,496,579	4,535,173	68,528,324	6.8%
Fidelity Financials Central Fund	80,228,075	31,860,889	3,670,756	126,990,374	7.3%
Fidelity Floating Rate Central Fund	8,312,541	11,952,118	8,896,830	11,262,066	0.8%
Fidelity Health Care Central Fund	58,965,470	19,632,999	3,705,099	88,950,827	6.9%
Fidelity High Income Central Fund 1	19,608,493	5,191,969	8,215,016	16,511,516	4.1%
Fidelity Industrials Central Fund	53,056,934	16,712,524	2,956,989	78,474,228	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	16,762,961	32,505,313	-	0.0%
Fidelity Information Technology Central Fund	91,410,771	31,061,786	4,944,863	123,222,354	6.9%
Fidelity International Equity Central Fund	129,104,649	111,701,986	8,351,501	242,638,649	10.4%
Fidelity Materials Central Fund	19,882,058	6,440,404	1,003,102	26,505,284	7.4%
Fidelity Tactical Income Central Fund	91,513,713	62,486,560	55,169,640	95,056,656	1.4%
Fidelity Telecom Services Central Fund	14,818,664	5,149,150	1,812,877	19,742,809	6.9%
Fidelity Utilities Central Fund	18,841,950	6,510,893	986,565	26,345,214	7.0%
Total	$ 799,681,927	$ 424,390,342	$ 204,763,212	$ 1,099,610,696
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 976,780,458	$ 976,780,458	$ -	$ -
Fixed-Income Central Funds	122,830,238	122,830,238	-	-
Money Market Central Funds	11,465,173	11,465,173	-	-
U.S. Treasury Obligations	1,059,998	-	1,059,998	-
Total Investments in Securities:	$ 1,112,135,867	$ 1,111,075,869	$ 1,059,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (268,312)	$ (268,312)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $979,568,616. Net unrealized appreciation aggregated $132,567,251, of which $179,218,745 related to appreciated investment securities and $46,651,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

June 30, 2013

1.861616.105

BMO-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,423	$ 802,174
Fidelity Consumer Staples Central Fund (a)	3,363	597,021
Fidelity Energy Central Fund (a)	4,725	625,750
Fidelity Financials Central Fund (a)	17,211	1,193,395
Fidelity Health Care Central Fund (a)	4,197	815,627
Fidelity Industrials Central Fund (a)	3,980	721,267
Fidelity Information Technology Central Fund (a)	5,666	1,127,717
Fidelity Materials Central Fund (a)	1,252	237,938
Fidelity Telecom Services Central Fund (a)	1,171	177,449
Fidelity Utilities Central Fund (a)	1,880	238,643
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,649,341)		6,536,981
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(19,463)
NET ASSETS - 100%		$ 6,517,518
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 6,341
Fidelity Consumer Staples Central Fund	10,661
Fidelity Energy Central Fund	7,615
Fidelity Financials Central Fund	17,682
Fidelity Health Care Central Fund	5,756
Fidelity Industrials Central Fund	8,739
Fidelity Information Technology Central Fund	5,093
Fidelity Materials Central Fund	3,048
Fidelity Telecom Services Central Fund	3,905
Fidelity Utilities Central Fund	4,980
Total	$ 73,820
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 594,178	$ 205,910	$ 128,221	$ 802,174	0.1%
Fidelity Consumer Staples Central Fund	491,800	172,584	117,335	597,021	0.1%
Fidelity Energy Central Fund	548,133	143,810	108,911	625,750	0.1%
Fidelity Financials Central Fund	907,121	382,303	273,441	1,193,395	0.1%
Fidelity Health Care Central Fund	602,919	212,068	126,165	815,627	0.1%
Fidelity Industrials Central Fund	526,351	167,405	81,135	721,267	0.1%
Fidelity Information Technology Central Fund	974,269	257,694	151,838	1,127,717	0.1%
Fidelity Materials Central Fund	194,345	53,762	21,599	237,938	0.1%
Fidelity Telecom Services Central Fund	143,813	42,977	23,492	177,449	0.1%
Fidelity Utilities Central Fund	180,069	75,031	35,060	238,643	0.1%
Total	$ 5,162,998	$ 1,713,544	$ 1,067,197	$ 6,536,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $5,649,341. Net unrealized appreciation aggregated $887,640, of which $1,012,458 related to appreciated investment securities and $124,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013